FINANCIAL RISK MANAGEMENT - Foreign Exchange Risk (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in foreign exchange rate	0.01	0.01
Foreign exchange gain (loss)		$ 17,501	$ 8,195
Foreign Exchange Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of anticipated commodity transaction exposures that are hedged	60.00%	60.00%
Foreign exchange gain (loss)	$ 0.8